
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    03/31/1998


Institutional Investment Manager:

DANIEL T. LIF
611 WOODWARD AVE.
DETROIT                                           MI            48226



                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
            MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER
                      Securities and Exchange Commission
                            Washington, D. C. 20549
                 Report For the Quarter Ended March 31, 1998
                 -------------------------------------------
Name of Institutional Investment Manager: First Chicago NBD Corporation**
Business Address: One First National Plaza   Chicago, Illinois  60670
Name, Phone No., and Title of Person Duly Authorized to Submit This Report:
Daniel T. Lis, Senior Vice President & Assistant Secretary - (313)225-3154

Attention - Intentional misstatements or omissions of facts constitute Federal
Criminal Violation. See 18 U.S.C 78ff(a).
First Chicago NBD Corporation has reported pursuant to Section 13(f) of the Securities Exchange Act of 1934 on behalf of its subsidiaries, with respect to securities as to which First Chicago NBD Corporation is institutional investment manager.

The institutional investment manager submitting this form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Detroit and State of Michigan on the 13th day of April,
1998

First Chicago NBD Corporation
(Name of Institutional Investment Manager)
/s/ Daniel T. Lis
-----------------
(Manual signature of Person Duly Authorized to Submit This Report)

Name and 13f file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (Listed below)

              INVESTMENT MANAGER IDENTIFICATION NO.* 13F FILE NO.

1. NBD Bank (Michigan)               1  7. NBD Bank (Florida)             7
2. Daniel R. Efroymson             2,8  8. NBD Bank (Indiana N.A.)        8
3. First Chicago NBD Investment      3
    Management Company
4. PEGASUS  FUNDS                    4
*Identifies those investment managers with whom the First Chicago NBD
Corporation shares investment discretion. These identification numbers are listed in the column labeled Managers of the Institutional Investment Managers
Report..


Name, Title and Telephone Number of Person Submitting Report:

    DANIEL T. LIF                  MANAGER                      313-225-3154


Signature, Place and Date of Signing:

/s/ DANIEL T. LIF                  DETROIT                      MI    04/13/1998




































                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE
